Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The table below sets for the computation of basic and diluted net loss per share for the period presented below.
	For the Three Months Ended		For the Six Months Ended
	June 30,		June 30,
	2025	2024	2025	2024
Net loss	$(3,606,004)	$(1,089,759)	$(6,926,260)	$(1,948,791)
Basic weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375
Diluted weighted average common shares outstanding	—	—	—	—
Basic and diluted weighted average common shares outstanding	16,904,066	6,425,375	15,390,821	6,425,375
Basic and diluted net loss per share	$(0.21)	$(0.17)	$(0.45)	$(0.30)

The Company calculated net income/(loss) per share using the treasury stock method. The table below sets for the computation of basic and diluted net income/(loss) per share for the period presented below.

	For the Year Ended
	December 31,
	2024	2023
Net income (loss)	$(13,782,384)	$10,145
Basic weighted average common shares outstanding	12,985,830	6,080,372
Diluted weighted average common shares outstanding	—	—
Basic and diluted weighted average common shares outstanding	12,985,830	6,080,372
Basic and diluted net income (loss) per share	$(1.06)	$0.00